Spin-out transaction of the mining activities (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) share shares $ / shares
Barolo Ventures Corp [Member] | RTO Financing [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Transaction costs related to the RTO transaction | $	$ 1.3
Osisko Development Corp [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Ownership interest	84.10%
Osisko Development Corp [Member] | Cariboo gold project And Bonanza Ledge II gold project [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Net smelter return	5.00%
Osisko Development Corp [Member] | San Antonio gold project [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Percentage of gold and silver stream	15.00%
Osisko Development Corp [Member] | James Bay and Guerrero exploration properties [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Net smelter return	3.00%
Osisko Development Corp [Member] | RTO Financing [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Number of shares issued | shares	13,350,000
Subscription price per share | $ / shares	$ 7.50
Proceeds from issuing other equity instruments | $	$ 100.1
Number of instrument converted into common shares | shares	13,350,000
Number of instrument converted into common shares purchase warrants | shares	6,675,000
Exercise price of warrants granted | $ / shares	$ 10
Transaction costs related to the RTO transaction including underwriters commission | $	$ 3.0
Number of shares of subsidiary held | shares	100,000,100
Ownership interest	88.00%
Osisko Development Corp [Member] | Brokered private placement [Member]
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Number of shares issued | share	5,367,050
Subscription price per share | $ / shares	$ 7.50
Proceeds from issuing other equity instruments | $	$ 40.2
Exercise price of warrants granted | $ / shares	$ 10.00
Number of shares of subsidiary held | shares	100,000,100
Ownership interest	84.10%
Transaction costs related to brokered private placement including underwriters commission | $	$ 2.1